Long term deposit	6 Months Ended
Jun. 30, 2024
Long Term Deposit
Long term deposit

7. Long term deposit

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Rental deposit	431,972	431,972	55,322
Long term deposit	431,972	431,972	55,322

Long term deposit consists of the rental deposit to a lessor for the Company’s office lease agreement initially entered in 2019. In November 2023, the Company renewed its operating lease agreement with the lessor, which will expire in January 2026. The rental deposit will be refunded to the Company upon the termination or expiration of the lease agreement, as well as the delivery of the vacant leased property to the lessor by the Company. The Company intends to extend the lease agreement of the office facility. Accordingly, the deposit is classified as long-term.